Insurance	12 Months Ended
Oct. 31, 2025
Insurance [Abstract]
Insurance
NOTE 20: INSURANCE
(a)

INSURANCE SERVICE RESULT
Insurance revenue and expenses are presented

on the Consolidated Statement of Income

under Insurance revenue and Insurance

service expenses,
respectively. Net income or expense from reinsurance is presented in other income (loss).
The following table shows components of the insurance

service result
included in the Consolidated Statement of

Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance, as well as
reinsurance issued and held in Canada and

internationally.
Insurance Service Result
(millions of Canadian dollars) For the year ended
October 31, 2025 October 31, 2024
Insurance revenue $ 7,737 $ 6,952
Insurance service expenses 6,089 6,647
Insurance service result before reinsurance

contracts held

1,648 305
Net income (expense) from reinsurance

contracts held
(172) 524
Insurance service result $ 1,476 $ 829
Net income (expense) from reinsurance

contracts held is comprised of recoveries

from reinsurers offset by ceded premiums. For

the year ended October 31, 2025,
the Bank recognized recoveries from reinsurers

of $
439

million (October 31, 2024 – $
1,054

million) and ceded premiums of $
611

million (October 31, 2024 –
$ 530

million). For the year ended October 31, 2025,

the Bank recognized insurance finance expenses

of $
299

million (October 31, 2024 – $
443

million) from
insurance and reinsurance contracts in other

income (loss). The Bank’s investment return on

securities supporting insurance contracts is

comprised of interest
income reported in net interest income and

fair value changes reported in other income (loss).

Investment return on securities supporting

insurance contracts was
$ 247

million for the year ended October 31, 2025 (October

31, 2024 – $
372

million).
(b)

INSURANCE CONTRACT LIABILITIES
Insurance contract liabilities are comprised

of amounts related to the LRC, LIC and

other insurance liabilities.
The following table presents movements in

the property and casualty insurance liabilities.
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2025
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 714 $ 101 $ 5,989 $ 221 $ 7,025
Insurance revenue (6,230) (6,230)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (148) 4,420 70 4,342
Amortization of insurance acquisition cash

flows
864 – – – 864
Losses (reversal of losses) on onerous

contracts
– 163 – – 163
Changes to liabilities for incurred claims – – (34) (116) (150)
Insurance service result (5,366) 15 4,386 (46) (1,011)
Insurance finance expenses 2 – 332 11 345
Total changes in the Consolidated Statement of Income (5,364) 15 4,718 (35) (666)
Cash flows:
Premiums received 6,268 – – – 6,268
Claims and other insurance service expenses

paid
– – (4,576) – (4,576)
Acquisition cash flows paid (912) – – – (912)
Total cash flows 5,356 – (4,576) – 780
Insurance contract liabilities at end of year $ 706 $ 116 $ 6,131 $ 186 $ 7,139
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2024
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 630 $ 129 $ 4,740 $ 220 $ 5,719
Insurance revenue (5,506) – – – (5,506)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (145) 5,099 96 5,050
Amortization of insurance acquisition cash

flows
803 – – – 803
Losses (reversal of losses) on onerous

contracts
– 117 – – 117
Changes to liabilities for incurred claims – – (65) (114) (179)
Insurance service result (4,703) (28) 5,034 (18) 285
Insurance finance expenses 7 – 479 19 505
Total changes in the Consolidated Statement of Income (4,696) (28) 5,513 1 790
Cash flows:
Premiums received 5,576 – – – 5,576
Claims and other insurance service expenses

paid
– – (4,264) – (4,264)
Acquisition cash flows paid (796) – – – (796)
Total cash flows 4,780 – (4,264) – 516
Insurance contract liabilities at end of year $ 714 $ 101 $ 5,989 $ 221 $ 7,025
Other insurance contract liabilities were $ 139

million as at October 31, 2025 (October 31,

2024 – $
144

million) and include life and health insurance contract
liabilities of $ 113

million (October 31, 2024 – $
121

million).
(c)

PROPERTY AND CASUALTY CLAIMS DEVELOPMENT
The following table shows the estimates of

the insurance liabilities for incurred

claims net of reinsurance assets for incurred

claims (net LIC) with subsequent
developments during the periods and cumulative

payments to date. The original estimates

are evaluated monthly for redundancy or

deficiency. The evaluation is
based on actual payments in full or partial

settlement of claims and current estimates

of the net LIC related to claims still open

or claims still unreported.
Incurred Claims by Accident Year
(millions of Canadian dollars) Accident Year
2016

and prior 2017 2018 2019 2020 2021 2022 2023 2024 2025 Total
Net ultimate claims cost at

end of accident year $ 6,645 $ 2,425 $ 2,631 $ 2,727 $ 2,646 $ 2,529 $ 3,242 $ 3,830 $ 4,478 $ 4,397
Revised estimates
One year later 6,327 2,307 2,615 2,684 2,499 2,367 3,182 4,039 4,515
Two years later 5,990 2,258 2,573 2,654 2,412 2,278 3,167 3,994
Three years later 5,647 2,201 2,522 2,575 2,278 2,225 3,165
Four years later 5,440 2,151 2,465 2,489 2,230 2,211
Five years later 5,377 2,108 2,408 2,474 2,224
Six years later 5,315 2,086 2,396 2,471
Seven years later 5,281 2,078 2,399
Eight years later 5,267 2,078
Nine years later 5,266
Current estimates of

cumulative net claims 5,266 2,078 2,399 2,471 2,224 2,211 3,165 3,994 4,515 4,397
Cumulative net claims paid to date (5,115) (2,033) (2,309) (2,335) (2,059) (1,961) (2,662) (3,057) (3,010) (2,178)
Net undiscounted provision
for unpaid claims 151 45 90 136 165 250 503 937 1,505 2,219 $ 6,001
Effect of discounting (517)
Effect of risk adjustment for
non-financial risk 167
Net liabilities for incurred claims $ 5,651
Insurance liabilities for incurred claims 6,317
Reinsurance assets for incurred claims (666)
(d)

RISK ADJUSTMENT FOR NON-FINANCIAL

RISK AND DISCOUNTING
The risk adjustment reflects an amount that

an insurer would reasonably pay to remove

the uncertainty that future cash flows

will exceed the expected value
amount. The Bank has estimated the risk adjustment

for its property and casualty operations’ LIC

using statistical techniques in accordance

with Canadian
accepted actuarial principles to develop potential

future observations and a confidence level

range of 75
th

to 85
th

percentile.
Insurance contract liabilities are calculated

by discounting expected future cash flows.

The interest rates used to discount the Bank’s insurance

balances over a
duration of 1

to
10

years range from
2.8 % to 4.1
% as at October 31, 2025 (October

31, 2024 –
3.8 % to 4.5%).
(e)

SENSITIVITY TO INSURANCE RISK
A variety of assumptions are made related

to the future level of claims, policyholder behaviour, expenses and sales levels when products are designed

and priced,
as well as when actuarial liabilities are determined.

Such assumptions require a significant amount

of professional judgment. The LIC is

sensitive to certain
assumptions. It has not been possible

to quantify the sensitivity of certain assumptions

such as legislative changes or uncertainty in

the estimation process. Actual
experience may differ from the assumptions

made by the Bank.
For property and casualty insurance, the

main assumption underlying the LIC is that past

claims development experience can be

used to project future claims
development and hence ultimate claims costs.

As such, these methods extrapolate the development

of paid and incurred losses, average costs

per claim, and
claim numbers based on the observed development

of earlier years and expected loss ratios.

Net LIC estimates are based on various quantitative

and qualitative
factors including the discount rate, the risk

adjustment,

reinsurance, trends in claims severity and

frequency,

and other external drivers.
Qualitative and other unforeseen factors could

negatively impact the Bank’s ability to accurately

assess the risk of the insurance policies that

the Bank
underwrites. In addition, there may be

significant lags between the occurrence of

an insured event and the time it is actually

reported to the Bank and additional
lags between the time of reporting and final

settlements of claims.
The following table outlines the sensitivity of

the Bank’s property and casualty LIC to reasonably

possible movements in the discount

rate, risk adjustment, and
the frequency and severity of claims, with

all other assumptions held constant.

Movements in the assumptions may be non-linear.
Sensitivity of Critical Assumptions – Property

and Casualty Insurance
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Impact on net

Impact on net

income (loss)

income (loss)

before Impact on before Impact on
income taxes equity income taxes equity
Impact of a 1% change
Discount rate
Increase in assumption $ 135 $ 100 $ 121 $ 90
Decrease in assumption (143) (107) (129) (95)
Impact of a 5% change
Frequency of claims
Increase in assumption $ (202) $ (150) $ (182) $ (135)
Decrease in assumption 202 150 182 135
Severity of claims
Increase in assumption (289) (215) (288) (213)
Decrease in assumption 289 215 288 213
Risk adjustment
Increase in assumption

(39)

(29)

(52)

(38)
Decrease in assumption 34 25 40 29
For life and health insurance, the processes

used to determine critical assumptions

are as follows:
●
Mortality, morbidity, and lapse assumptions are based on industry and historical company data; and
●
Expense assumptions are based on the annual

expense study.
Sensitivity analysis was performed on

these critical assumptions for the life and health

insurance business and impacts were

deemed not significant to the Bank’s
Consolidated Financial Statements.
(f)

CONCENTRATION OF INSURANCE RISK
Concentration risk is the risk resulting from

large exposures to similar risks that are positively

correlated.
Risk associated with automobile, residential

and other products may vary in relation to the

geographical area of the risk insured. Exposure

to concentrations of
insurance risk, by type of risk, is mitigated by

ceding these risks through reinsurance

contracts, as well as careful selection and implementation

of underwriting
strategies, which is in turn largely achieved

through diversification by line of business and

geographical areas. For automobile insurance,

legislation is in place at a
provincial level and this creates differences in risk

selection and underwriting strategies among

the different provinces.
As at October 31, 2025, for the property

and casualty insurance business,
64.3
% of insurance revenue was mainly derived

from automobile policies
(October 31, 2024 – 65.5%) followed by residential with 35.3% (October 31, 2024 – 34.3
%). The distribution by provinces show that business

is mostly
concentrated in Ontario with 51.4
% of insurance revenue (October 31, 2024

–
50.5%). The Western provinces represented 31.0% (October 31, 2024 – 31.9%), followed by the Atlantic provinces with 10.5% (October 31, 2024 – 10.6%), and Québec at 6.7% (October 31, 2024 – 6.8%).
Concentration risk is not a major concern

for the life and health insurance business

as it does not have a material level of regional

specific characteristics like
those exhibited in the property and casualty

insurance business. Reinsurance is used

to limit the liability on a single claim and

from a single weather-related event.
Concentration risk is further limited by diversification

across uncorrelated risks. This limits the

impact of a regional pandemic and other

concentration risks.
To
improve understanding of exposure to this risk,

a pandemic scenario is tested annually.